Offerings - Offering: 1	Aug. 05, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value $0.01 per share
Amount Registered | shares	4,000,000
Maximum Aggregate Offering Price	$ 68,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 10,410.80
Offering Note	Represents an aggregate of 4,000,000 Ordinary Shares issuable pursuant to stock options, restricted stock awards, or other awards granted, or to be granted pursuant to the WhiteFiber, Inc. 2025 Omnibus Equity Incentive Plan (the “Plan”).

Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also includes an indeterminable number of Ordinary Shares which may become issuable pursuant to the anti-dilution provisions of the Plan.

Any Ordinary Shares covered by an option or certain awards granted under the Plan that is forfeited, canceled or expires (whether voluntarily or involuntarily) will be deemed not to have been issued for purposes of determining the maximum aggregate number of Ordinary Shares that may be issued under the Plan.

The offering price per unit and in the aggregate are estimated in accordance with Rule 457(h) under the Securities Act solely for the purpose of calculating the registration fee. The price of $17.00 per share represents the initial public offering price.